Supplementary Oil and Gas Information - (Unaudited) - Costs Incurred (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Costs Incurred Oil And Gas Property Acquisition Exploration And Development Activities [line items]
Proved oil and gas properties - acquisitions		$ 1
Proved oil and gas properties - dispositions	$ (11)	(14)
Unproved oil and gas properties		2
Exploration costs	0
Development costs	102	165
Capital expenditures	91	154
Corporate acquisitions	0	0
Total expenditures	$ 91	$ 154